Stockholders' Equity (Details Narrative) - USD ($)																																																12 Months Ended
	Nov. 13, 2020	Nov. 13, 2020	Nov. 11, 2020	Nov. 06, 2020	Nov. 05, 2020	Nov. 03, 2020	Sep. 30, 2020	Sep. 22, 2020	Sep. 21, 2020	Sep. 17, 2020	Sep. 16, 2020	Sep. 15, 2020	Sep. 14, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 02, 2020	Sep. 01, 2020	Aug. 26, 2020	Aug. 25, 2020	Aug. 25, 2020	Aug. 21, 2020	Jul. 23, 2020	Jul. 22, 2020	Jul. 16, 2020	Jul. 08, 2020	Jun. 22, 2020	Apr. 22, 2020	Apr. 17, 2020	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Jan. 30, 2020	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	Jul. 15, 2019	May 21, 2019	May 20, 2019	Apr. 22, 2019	Apr. 09, 2019	Jan. 18, 2019	Mar. 08, 2018	Mar. 28, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 05, 2017	Mar. 05, 2016
Authorized capital																																																			220,000,000
Common stock, shares authorized																																							750,000,000									50,000,000	50,000,000		200,000,000
Preferred stock, shares authorized																																							50,000,000									3,333,333	3,333,333		20,000,000
Reverse split																																						reverse split in 1-for-15	1-for-15 reverse split							reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Common stock, par value																																							$ 0.0001									$ 0.0001	$ 0.0001
Preferred stock, par value																																							$ 0.0001									$ 0.0001	$ 0.0001
Common stock, shares issued																																																4,080,017	121,216
Common stock, shares outstanding																																																4,080,017	121,216
Preferred stock, shares issued																																																0	0
Preferred stock, shares outstanding																																																0	0
Number of common stock shares issued during the period																				429,800																									21,619
Stock option exercised																				531,000																									40,000			531,000	40,000
Fair value assumptions, expected volatility rate																																																462.15%
Fair value assumptions, expected risk free interest rate, Minimum																																																0.68%	68.00%
Fair value assumptions, expected risk free interest rate, Maximum																																																0.93%
Stock based compensation																																																$ 830,900	$ 0
Number of stock options granted during the period																																																3,492,000
Stock options granted price per share																																																$ 0.20	$ 2.41
Stock option outstanding intrinsic value																																																$ 7,800,116	$ 115,180
Stock warrants outstanding																																																4,000
Fair value option granted																																																$ 830,900
2018 Incentive Plan [Member]
Stock option exercised																																													21,619
2020 Incentive Plan [Member]
Stock option exercised																					429,800
Maximum number of shares of common stock are available for issuance																						2,250,000																										4,000,000
Fair value assumptions, expected volatility rate																						496.13%
Fair value assumptions, expected term																						10 years
Fair value assumptions, expected risk free interest rate, Minimum																						0.13%
Number of stock options granted during the period																						652,000																										2,650,000
Stock options granted price per share																						$ 0.20																										$ 0.25
Common Stock [Member]
Reverse split																																					1:15 reverse stock split
Shares issued upon conversion	194,472		100,000	56,700	129,241	30,305	216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	191,094	586,000				2,342			1,095	13,437	370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147												3,958,801	58,781
Value of shares issued upon conversion	$ 38,894		$ 20,000	$ 11,340	$ 25,848	$ 6,061	$ 43,240	$ 55,005	$ 5,780	$ 33,197	$ 30,275	$ 13,529	$ 66,294	$ 15,000	$ 114,457	$ 33,600	$ 4,351	$ 38,219	$ 117,200				$ 468			$ 219	$ 2,687	$ 37	$ 705	$ 1,031	$ 446	$ 1,319	$ 2,358	$ 2,542	$ 1,815	$ 1,815
Conversion rate price per shares	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20							$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Number of common stock shares issued during the period		5,000																						20,000													557
Number of common stock shares issued during the period, value		$ 11,250																						$ 50,200
Stock option exercised																					429,800																											429,800	21,619
Common stock shares issued for services																					5,000
Common stock shares issued for services, value																					$ 12,550
Conversion of stock shares issued																																								2,955	22,846	209	2,780	7,798
Employee Stock Options [Member]
Stock option exercised																																													21,667
Preferred Stock Series E [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																								2,256	342,691
Preferred Stock Series A [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series B [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series C [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																												4,052
Preferred Stock Series D [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																										1,563		43,667
Preferred Stock Series F [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series G [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series H [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series I [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																								33
Preferred Stock Series J [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																											17
Preferred Stock Series K [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Conversion of stock shares issued																																											3,868	2,569
Preferred Stock Series L [Member]
Preferred stock, shares authorized
Preferred stock, par value																																																$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Conversion of stock shares issued																																								667
Board of Directors [Member] | Certificate of Designation [Member] | Preferred Stock Series E [Member]
Maximum conversion outstanding shares of common stock																																										9.99%
Board of Directors [Member] | Certificate of Designation [Member] | Minimum [Member]
Maximum conversion outstanding shares of common stock																																																		4.99%
Board of Directors [Member] | Certificate of Designation [Member] | Maximum [Member]
Maximum conversion outstanding shares of common stock																																																		9.99%
Consultant [Member] | Restricted Stock [Member]
Number of restricted common stock shares																									20,000
CEO [Member] | Restricted Stock [Member]
Number of restricted common stock shares																									5,000
David Phipps [Member]
Stock option exercised																					400,000																								40,000
David Phipps [Member] | 2018 Incentive Plan [Member]
Stock option exercised																																													21,667
Two Employees [Member]
Stock option exercised																					110,000																								18,333
Two Employees [Member] | 2018 Incentive Plan [Member]
Stock option exercised																																													18,333
Two Employees [Member] | 2020 Incentive Plan [Member]
Stock option exercised																				131,000
David Phipps, CEO [Member] | 2020 Incentive Plan [Member]
Stock option exercised																				400,000
Stock option expire date																						Aug. 20, 2030
Number of stock options granted during the period																						400,000																										1,500,000
Stock options granted price per share																						$ 0.20																										$ 0.25
Theresa Carlise, CFO [Member] | 2020 Incentive Plan [Member]
Stock option expire date																						Aug. 20, 2030
Number of stock options granted during the period																						71,000
Stock options granted price per share																						$ 0.20
Hector Delgado, Director [Member] | 2020 Incentive Plan [Member]
Stock option expire date																						Aug. 20, 2030
Number of stock options granted during the period																						21,000																										50,000
Stock options granted price per share																						$ 0.20																										$ 0.25
Seven Key Employees [Member] | 2020 Incentive Plan [Member]
Stock option expire date																						Aug. 20, 2030
Number of stock options granted during the period																						160,000
Stock options granted price per share																						$ 0.20
Thomas Seifert, CFO [Member] | 2020 Incentive Plan [Member]
Number of stock options granted during the period																																																250,000
Stock options granted price per share																																																$ 0.25
Six Key Employees and Consultants [Member] | 2020 Incentive Plan [Member]
Number of stock options granted during the period																																																850,000
Stock options granted price per share																																																$ 0.25
Increased Number of Shares [Member]
Authorized capital																																																			800,000,000
Common stock, shares authorized																																																			750,000,000
Preferred stock, shares authorized																																																			50,000,000